Mineral Properties, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Detailed Information About Property Plant and Equipment

	Note	Mineral properties (note 9(a))	Plant and equipment	Construction- in-progress (note 9(b))	Exploration and evaluation assets	Total
Cost
Balance – December 31, 2022		$2,092,144	$820,531	$382,338	$50,797	$3,345,810
Additions(1)		92,287	82,320	421,771	—	596,378
Transfers		414	72,993	(73,407)	—	—
Disposals		—	(6,548)	—	—	(6,548)
Change in reclamation and closure cost asset		23,185	—	—	—	23,185
Foreign currency translation		9,913	2,589	15,436	206	28,144
Balance – December 31, 2023		2,217,943	971,885	746,138	51,003	3,986,969
Remeasurement to fair value on Greenstone Acquisition	5	684,254	(15,227)	—	—	669,027
Acquired in Greenstone Acquisition(2)	5	890,390	76,013	479,937	5,762	1,452,102
Additions(1)		135,442	102,829	285,419	—	523,690
Transfers		436,969	818,419	(1,255,388)	—	—
Disposals		—	(52,820)	—	—	(52,820)
Change in reclamation and closure cost asset		16,161	—	—	—	16,161
Foreign currency translation	3(b)(ii)	(50,456)	(14,716)	(43,846)	406	(108,612)
Balance – December 31, 2024		$4,330,703	$1,886,383	$212,260	$57,171	$6,486,517

Accumulated depreciation and depletion
Balance – December 31, 2022		$317,568	$187,743	$—	$—	$505,311
Depreciation and depletion		140,212	121,669	—	—	261,881
Disposals		—	(5,727)	—	—	(5,727)
Foreign currency translation		—	291	—	—	291
Balance – December 31, 2023		457,780	303,976	—	—	761,756
Remeasurement to fair value on Greenstone Acquisition	5	—	(14,699)	—	—	(14,699)
Depreciation and depletion		97,570	118,884	—	—	216,454
Disposals		—	(40,895)	—	—	(40,895)
Foreign currency translation	3(b)(ii)	—	(812)	—	—	(812)
Balance – December 31, 2024		$555,350	$366,454	$—	$—	$921,804
Net book value
At December 31, 2023		$1,760,163	$667,909	$746,138	$51,003	$3,225,213
At December 31, 2024		$3,775,353	$1,519,929	$212,260	$57,171	$5,564,713
(1)Additions for the year ended December 31, 2024 include the following non-cash additions: $52.7 million (2023 – $40.3 million) in additions to right-of-use assets included in plant and equipment, and $5.8 million and $1.8 million (2023 – $4.5 million and $7.6 million) of depreciation and depletion capitalized to mineral properties and construction-in-progress, respectively. In addition, $84.1 million (2023 – $46.2 million) of borrowing costs incurred were capitalized to construction-in-progress.
(2)Acquired in Greenstone Acquisition amounts represent the fair values of 40% of Greenstone’s mineral properties, plant and equipment that the Company did not previously own prior to the Greenstone Acquisition. Plant and equipment acquired includes $21.5 million of right-of-use assets.

Detailed Information About Significant Royalty Arrangements

Mineral property	Royalty arrangements
Greenstone	3% NSR
Mesquite	Weighted average LOM NSR of 2%
Los Filos	3% NSR for the Xochipala concession; 0.5% of gross revenue
Aurizona	1.5% of gross revenue; 3-5% sliding scale NSR based on gold price
Fazenda	1.5% of gross revenue
RDM	1% of gross revenue; 1.5% of gross revenue
Santa Luz	1.375% of gross revenue; 1.5% of gross revenue; 2% of gross revenue for the CBPM area of the C1 deposit
Castle Mountain	2.65% NSR; 5% of gross revenue for the South Domes area